FORM 13F

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Keystone, Inc.
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas 76102

Form 13F File Number:  28-1873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham        Fort Worth, Texas      November 26, 2002

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $148,827    (thousands)

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE   SHARES/   SH/   PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
NAME OF ISSUER       CLASS   CUSIP   (X$1000)  PRN AMT   PRN   CLL    DISCRETN   MGRS   SOLE   SHRD     NONE
ENCHIRA
 BIOTECHNOLOGY CORP  COM   29251Q107     878    342246   SH             Sole           342246
PROQUEST COMPANY     COM   74346P102  147949   4362999   SH             Sole          4362999


Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.
